DEBT - Subsidiary Financings and Debt Covenants (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Information pertaining to debt
Debt payments		$ 384	$ 1,312	$ 229
Corporate Revolving Credit Facility | Maximum
Information pertaining to debt
Debt to capitalization ratio, maximum allowed under covenant		0.625
Ahafo Project Finance Facility
Information pertaining to debt
Debt payments	$ 25